UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Broad U.S. Treasury Index Fund

PIMCO Investment Grade Corporate Bond Index Fund

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 97.4%
BANKING & FINANCE 18.4%
Ally Financial, Inc.
4.500% due 02/11/2014	$1,550	$1,422
BAC Capital Trust XIV
5.630% due 09/29/2049	425	236
CIT Group, Inc.
7.000% due 05/01/2014	1,018	1,039
7.000% due 05/01/2015	875	870
7.000% due 05/01/2016	350	340
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	825	869
8.000% due 06/01/2014	575	610
HBOS Capital Funding LP
6.071% due 06/29/2049	400	244
Icahn Enterprises LP
7.750% due 01/15/2016	125	125
Ineos Finance PLC
9.000% due 05/15/2015	200	191
ING Groep NV
5.775% due 12/29/2049	200	148
International Lease Finance Corp.
6.500% due 09/01/2014	500	502
8.625% due 09/15/2015	825	822
Nuveen Investments, Inc.
10.500% due 11/15/2015	250	232
RBS Capital Trust III
5.512% due 09/29/2049	225	104
Regions Financial Corp.
7.750% due 11/10/2014	450	453
Resona Preferred Global Securities Cayman Ltd.
7.191% due 12/29/2049	125	117
Rouse Co. LP
6.750% due 11/09/2015	175	175
Springleaf Finance Corp.
5.375% due 10/01/2012	1,000	922
Susser Holdings LLC
8.500% due 05/15/2016	100	105

		9,526

INDUSTRIALS 67.3%
Air Canada
9.250% due 08/01/2015	575	549
Algoma Acquisition Corp.
9.875% due 06/15/2015	100	78
Alliant Techsystems, Inc.
6.750% due 04/01/2016	125	126
American Airlines, Inc.
7.500% due 03/15/2016	200	169
10.500% due 10/15/2012	125	127
ARAMARK Corp.
8.500% due 02/01/2015	800	814
ATP Oil & Gas Corp.
11.875% due 05/01/2015	350	245
Avaya, Inc.
9.750% due 11/01/2015	650	478
10.125% due 11/01/2015 (a)	100	74
Bausch & Lomb, Inc.
9.875% due 11/01/2015	500	504
Berry Plastics Corp.
10.250% due 03/01/2016	300	262
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	150	121
Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	575	420
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	475	436
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	575	371
Charter Communications Operating LLC
8.000% due 04/30/2012	150	153
10.875% due 09/15/2014	475	512
Chesapeake Energy Corp.
9.500% due 02/15/2015	650	736
CityCenter Holdings LLC
7.625% due 01/15/2016	525	496
Clear Channel Communications, Inc.
5.500% due 09/15/2014	675	385
Clearwater Paper Corp.
10.625% due 06/15/2016	350	385
Community Health Systems, Inc.
8.875% due 07/15/2015	900	886
Constellation Brands, Inc.
8.375% due 12/15/2014	575	634
Crown Castle International Corp.
9.000% due 01/15/2015	550	586
CSC Holdings LLC
8.500% due 04/15/2014	425	460
8.500% due 06/15/2015	250	264
Delta Air Lines, Inc.
9.500% due 09/15/2014	625	647
DISH DBS Corp.
6.625% due 10/01/2014	400	406
7.125% due 02/01/2016	500	509
7.750% due 05/31/2015	100	103
DJO Finance LLC
10.875% due 11/15/2014	450	450
Dole Food Co., Inc.
13.875% due 03/15/2014	100	115
Dynegy Holdings LLC
7.500% due 06/01/2015	225	145
Equinox Holdings, Inc.
9.500% due 02/01/2016	100	100
FGI Operating Co., Inc.
10.250% due 08/01/2015	449	469
First Data Corp.
10.550% due 09/24/2015 (b)	700	586
11.250% due 03/31/2016	350	238
FMG Resources Pty. Ltd.
6.375% due 02/01/2016	575	520
7.000% due 11/01/2015	325	304
Forest Oil Corp.
8.500% due 02/15/2014	525	558
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	500	555
Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	475	516
HCA, Inc.
6.500% due 02/15/2016	525	504
6.750% due 07/15/2013	725	740
iGate Corp.
9.000% due 05/01/2016	100	94
Ineos Group Holdings Ltd.
8.500% due 02/15/2016	550	410
KB Home
6.250% due 06/15/2015	150	121
Lamar Media Corp.
6.625% due 08/15/2015	600	594
Landry’s Resaurants, Inc.
11.625% due 12/01/2015	100	101
Level 3 Financing, Inc.
9.250% due 11/01/2014	175	174
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016	100	98
Meritor, Inc.
8.125% due 09/15/2015	450	400
MGM Resorts International
6.625% due 07/15/2015	300	256
6.750% due 04/01/2013	800	780
10.375% due 05/15/2014	100	110
13.000% due 11/15/2013	100	114
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	350	177
Momentive Performance Materials, Inc.
12.500% due 06/15/2014	450	461
Newfield Exploration Co.
6.625% due 04/15/2016	550	558
OPTI Canada, Inc.
9.000% due 12/15/2012	150	153
OSI Restaurant Partners LLC
10.000% due 06/15/2015	450	451
Packaging Dynamics Corp.
8.750% due 02/01/2016	475	468
Pactiv Corp.
5.875% due 07/15/2012	450	452
Petroplus Finance Ltd.
6.750% due 05/01/2014	225	197
PHH Corp.
7.125% due 03/01/2013	525	528
Pinnacle Foods Finance LLC
9.250% due 04/01/2015	500	499
Plains Exploration & Production Co.
7.750% due 06/15/2015	125	129
10.000% due 03/01/2016	425	463
Quebecor Media, Inc.
7.750% due 03/15/2016	725	727
Quicksilver Resources, Inc.
11.750% due 01/01/2016	225	244
Reddy Ice Corp.
11.250% due 03/15/2015	125	115
Rite Aid Corp.
8.625% due 03/01/2015	200	178
RSC Equipment Rental, Inc.
9.500% due 12/01/2014	500	500
Ryerson, Inc.
12.000% due 11/01/2015	125	126
SandRidge Energy, Inc.
9.875% due 05/15/2016	450	466
Sealed Air Corp.
5.625% due 07/15/2013	475	497
ServiceMaster Co.
10.750% due 07/15/2015	200	203
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	375	221
Smithfield Foods, Inc.
10.000% due 07/15/2014	500	570
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	475	460
Solo Cup Co.
10.500% due 11/01/2013	125	124
SPX Corp.
7.625% due 12/15/2014	525	564
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	225	244
Steel Dynamics, Inc.
7.750% due 04/15/2016	650	644
SunGard Data Systems, Inc.
10.250% due 08/15/2015	676	686
SUPERVALU, Inc.
8.000% due 05/01/2016	225	214

Tenet Healthcare Corp.
9.000% due 05/01/2015	250	265
9.250% due 02/01/2015	350	352
Terex Corp.
10.875% due 06/01/2016	100	106
Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	640
Travelport LLC
9.875% due 09/01/2014	200	128
VWR Funding, Inc.
10.250% due 07/15/2015	550	547
YCC Holdings LLC
10.250% due 02/15/2016 (a)	375	321

		34,666

UTILITIES 11.7%
AES Corp.
7.750% due 10/15/2015	725	739
Cricket Communications, Inc.
7.750% due 05/15/2016	200	202
Frontier Communications Corp.
8.250% due 05/01/2014	250	259
GenOn Energy, Inc.
7.625% due 06/15/2014	500	491
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	800	806
Midwest Generation LLC
8.560% due 01/02/2016	645	636
NGPL PipeCo LLC
6.514% due 12/15/2012	225	234
Qwest Communications International, Inc.
8.000% due 10/01/2015	480	502
Sprint Capital Corp.
8.375% due 03/15/2012	1,400	1,421
Telesat LLC
11.000% due 11/01/2015	500	538
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	475	180

		6,008

Total Corporate Bonds & Notes (Cost $53,370)		50,200

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 2.6%
State Street Bank and Trust Co.
0.010% due 10/03/2011	1,321	1,321

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $1,350. Repurchase proceeds are $1,321.)
Total Short-Term Instruments (Cost $1,321)		1,321

Total Investments 100.0% (Cost $54,691)		$51,521
Other Assets and Liabilities (Net) (0.0%)		(17)

Net Assets 100.0%		$51,504

Notes to Schedule of Investments (amounts in thousands):

(a)	Payment in-kind bond security.

(b)	Effective October 1, 2011, the bond no longer pays in-kind.

(c)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$9,526	$0	$9,526
Industrials	0	34,666	0	34,666
Utilities	0	5,372	636	6,008
Short-Term Instruments
Repurchase Agreements	0	1,321	0	1,321
	$0	$50,885	$636	$51,521

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory(3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011(7)
Investments, at value
Corporate Bonds & Notes
Utilities	$194	$479	$(20)	$(9)	$(1)	$(7)	$0	$0	$636	$(17)

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Notes
0.250% due 09/15/2014	$3,630	$3,614
0.375% due 07/31/2013	2,829	2,836
0.500% due 05/31/2013	6,966	6,998
0.500% due 10/15/2013	3,269	3,283
0.500% due 11/15/2013	4,469	4,488
0.500% due 08/15/2014	4,443	4,457
0.625% due 07/15/2014	4,945	4,978
0.750% due 08/15/2013	4,614	4,656
0.750% due 09/15/2013	6,312	6,370
0.750% due 12/15/2013	3,371	3,404
0.750% due 06/15/2014	5,418	5,474
1.000% due 07/15/2013	3,741	3,790
1.000% due 01/15/2014	2,863	2,907
1.000% due 05/15/2014	1,048	1,065
1.125% due 12/15/2012	3,231	3,267
1.125% due 06/15/2013	1,108	1,124
1.250% due 02/15/2014	4,587	4,685
1.250% due 03/15/2014	2,231	2,280
1.250% due 04/15/2014	3,038	3,106
1.375% due 10/15/2012	5,015	5,077
1.375% due 11/15/2012	5,053	5,121
1.375% due 01/15/2013	8,200	8,323
1.375% due 02/15/2013	4,524	4,595
1.375% due 03/15/2013	4,398	4,471
1.375% due 05/15/2013	4,088	4,162
1.750% due 04/15/2013	7,606	7,782

Total U.S. Treasury Obligations (Cost $111,294)		112,313

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	123	123

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $125. Repurchase proceeds are $123.)
Total Short-Term Instruments (Cost $123)		123

Total Investments 99.8% (Cost $111,417)		$112,436
Other Assets and Liabilities (Net) 0.2%		234

Net Assets 100.0%		$112,670

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$112,313	$0	$112,313
Short-Term Instruments
Repurchase Agreements	0	123	0	123
	$0	$112,436	$0	$112,436

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$127,893	$132,119
0.500% due 04/15/2015	104,904	109,174
0.625% due 04/15/2013	75,947	77,342
1.250% due 04/15/2014	77,222	80,915
1.625% due 01/15/2015	106,540	114,656
1.875% due 07/15/2013	114,131	119,516
1.875% due 07/15/2015	93,574	102,756
2.000% due 01/15/2014	121,691	129,249
2.000% due 07/15/2014	107,929	116,133
2.000% due 01/15/2016	91,707	101,938
2.500% due 07/15/2016	106,028	121,832

Total U.S. Treasury Obligations (Cost $1,195,085)		1,205,630

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	533	533

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $547. Repurchase proceeds are $533.)
Total Short-Term Instruments (Cost $533)		533

Total Investments 99.7% (Cost $1,195,618)		$1,206,163
Other Assets and Liabilities (Net) 0.3%		4,163

Net Assets 100.0%		$1,210,326

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$1,205,630	$0	$1,205,630
Short-Term Instruments
Repurchase Agreements	0	533	0	533
	$0	$1,206,163	$0	$1,206,163

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,116	$1,442
9.250% due 02/15/2016	713	974
9.875% due 11/15/2015	397	546
10.625% due 08/15/2015	1,405	1,942
11.250% due 02/15/2015	143	194
U.S. Treasury Notes
1.000% due 08/31/2016	181	182
1.500% due 08/31/2018	272	274
1.875% due 08/31/2017	638	663
1.875% due 10/31/2017	1,120	1,163
2.125% due 11/30/2014	1,606	1,690
2.250% due 07/31/2018	520	550
2.375% due 03/31/2016	1,543	1,649
2.375% due 05/31/2018	459	489
2.375% due 06/30/2018	98	105
2.500% due 06/30/2017	744	801
2.625% due 04/30/2018	608	658
2.750% due 12/31/2017	698	762
2.750% due 02/28/2018	301	328
3.000% due 02/28/2017	1,053	1,161
3.125% due 10/31/2016	1,124	1,244
3.125% due 04/30/2017	1,054	1,170
3.250% due 07/31/2016	1,051	1,168
3.250% due 12/31/2016	1,058	1,179
4.125% due 05/15/2015	1,050	1,183

Total U.S. Treasury Obligations (Cost $20,618)		21,517

Total Investments 99.1% (Cost $20,618)		$21,517
Other Assets and Liabilities (Net) 0.9%		206

Net Assets 100.0%		$21,723

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$21,517	$0	$21,517

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Bonds
6.000% due 02/15/2026	$381	$547
6.250% due 08/15/2023	420	600
7.625% due 11/15/2022	367	571
7.625% due 02/15/2025	103	166
7.875% due 02/15/2021	227	347
8.125% due 08/15/2021	696	1,091
8.750% due 05/15/2020	577	907
U.S. Treasury Notes
2.625% due 08/15/2020	1,025	1,099
3.125% due 05/15/2019	969	1,081
3.375% due 11/15/2019	1,038	1,179
3.625% due 02/15/2020	936	1,082
3.750% due 11/15/2018	341	395

Total U.S. Treasury Obligations (Cost $8,344)		9,065

Total Investments 98.9% (Cost $8,344)		$9,065
Other Assets and Liabilities (Net) 1.1%		98

Net Assets 100.0%		$9,163

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$9,065	$0	$9,065

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$29,182	$33,863
2.125% due 02/15/2040	27,448	35,009
2.125% due 02/15/2041	29,855	38,285
2.375% due 01/15/2027	31,961	40,029
2.500% due 01/15/2029	25,774	33,124
3.375% due 04/15/2032	11,042	16,319
3.625% due 04/15/2028	40,579	58,455
3.875% due 04/15/2029	46,378	69,878

Total U.S. Treasury Obligations (Cost $293,463)		324,962

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/03/2011	238	237

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $246. Repurchase proceeds are $238.)
Total Short-Term Instruments (Cost $238)		237

Total Investments 99.3% (Cost $293,701)		$325,199
Other Assets and Liabilities (Net) 0.7%		2,261

Net Assets 100.0%		$327,460

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$324,962	$0	$324,962
Short-Term Instruments
Repurchase Agreements	0	237	0	237
	$0	$325,199	$0	$325,199

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Strips
0.000% due 02/15/2037	$14,089	$6,560
0.000% due 05/15/2037	14,089	6,504
0.000% due 02/15/2038	14,089	6,334
0.000% due 05/15/2038	14,089	6,283
0.000% due 02/15/2039	14,089	6,125
0.000% due 05/15/2039	14,089	6,082
0.000% due 08/15/2039	14,089	6,051
0.000% due 11/15/2039	14,089	5,989
0.000% due 02/15/2040	14,089	5,950
0.000% due 05/15/2040	14,089	5,900
0.000% due 08/15/2040	14,089	5,842
0.000% due 11/15/2040	14,089	5,803
0.000% due 02/15/2041	14,089	5,760
0.000% due 05/15/2041	14,089	5,705
0.000% due 08/15/2041	14,089	5,658

Total U.S. Treasury Obligations (Cost $74,727)		90,546

Total Investments 99.9% (Cost $74,727)		$90,546
Other Assets and Liabilities (Net) 0.1%		59

Net Assets 100.0%		$90,605

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$90,546	$0	$90,546

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.6%
U.S. Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$1,253	$1,304
0.625% due 04/15/2013	1,528	1,556
0.625% due 07/15/2021	1,917	2,003
1.125% due 01/15/2021	3,339	3,650
1.250% due 04/15/2014	1,352	1,416
1.375% due 01/15/2020	3,938	4,389
1.625% due 01/15/2015	6,557	7,056
1.625% due 01/15/2018	4,512	5,054
1.750% due 01/15/2028	3,222	3,738
1.875% due 07/15/2019	1,370	1,579
2.000% due 01/15/2014	3,547	3,768
2.000% due 01/15/2026	2,858	3,403
2.125% due 02/15/2040	955	1,219
2.125% due 02/15/2041	1,449	1,858
2.375% due 01/15/2025	3,235	4,003
2.500% due 07/15/2016	5,050	5,803
2.500% due 01/15/2029	4,056	5,212
3.375% due 04/15/2032	629	929

Total U.S. Treasury Obligations (Cost $53,409)		57,940

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS 1.2%
State Street Bank and Trust Co.
0.010% due 10/03/2011	681	681

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $698. Repurchase proceeds are $681.)
Total Short-Term Instruments (Cost $681)		681

Total Investments 99.8% (Cost $54,090)		$58,621
Other Assets and Liabilities (Net) 0.2%		128

Net Assets 100.0%		$58,749

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$57,940	$0	$57,940
Short-Term Instruments
Repurchase Agreements	0	681	0	681

	$0	$58,621	$0	$58,621

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Bonds
3.750% due 08/15/2041	$991	$1,158
4.375% due 05/15/2041	991	1,284
4.750% due 02/15/2041	991	1,359
U.S. Treasury Notes
0.125% due 08/31/2013	991	989
0.125% due 09/30/2013	992	990
0.250% due 09/15/2014	992	988
0.375% due 07/31/2013	991	994
0.500% due 08/15/2014	991	994
0.625% due 07/15/2014	991	998
1.000% due 08/31/2016	991	994
1.500% due 06/30/2016	991	1,019
1.500% due 07/31/2016	991	1,019
1.500% due 08/31/2018	991	997
2.125% due 08/15/2021	991	1,010
2.250% due 07/31/2018	991	1,047
2.375% due 06/30/2018	991	1,056
3.125% due 05/15/2021	991	1,102
3.625% due 02/15/2021	991	1,147

Total U.S. Treasury Obligations (Cost $18,323)		19,145

Total Investments 99.5% (Cost $18,323)		$19,145
Other Assets and Liabilities (Net) 0.5%		102

Net Assets 100.0%		$19,247

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
U.S. Treasury Obligations	$0	$19,145	$0	$19,145

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 97.7%
BANKING & FINANCE 37.4%
American Express Co.
6.150% due 08/28/2017	$100	$115
American International Group, Inc.
5.850% due 01/16/2018	980	974
Bank of America Corp.
5.375% due 09/11/2012	710	712
5.625% due 07/01/2020	100	92
7.375% due 05/15/2014	300	310
Bank of Nova Scotia
3.400% due 01/22/2015	450	474
Barclays Bank PLC
5.125% due 01/08/2020	1,000	983
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	324
6.950% due 08/10/2012	500	525
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	339
Capital One Capital VI
8.875% due 05/15/2040	770	787
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	916
Citigroup, Inc.
5.375% due 08/09/2020	40	42
6.010% due 01/15/2015	300	319
6.125% due 05/15/2018	550	591
8.125% due 07/15/2039	900	1,085
Credit Suisse
4.375% due 08/05/2020	100	97
5.000% due 05/15/2013	1,100	1,137
Deutsche Bank AG
5.375% due 10/12/2012	430	444
General Electric Capital Corp.
5.500% due 01/08/2020	780	853
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	800	832
5.375% due 03/15/2020	1,200	1,195
HSBC Bank USA N.A.
4.625% due 04/01/2014	820	840
4.875% due 08/24/2020	700	659
John Deere Capital Corp.
2.950% due 03/09/2015	100	105
5.750% due 09/10/2018	200	243
JPMorgan Chase & Co.
3.700% due 01/20/2015	700	718
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	200	212
Kimco Realty Corp.
6.875% due 10/01/2019	490	561
Macquarie Bank Ltd.
6.625% due 04/07/2021	520	490
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,003
7.750% due 05/14/2038	100	93
MetLife, Inc.
5.700% due 06/15/2035	300	323
5.875% due 02/06/2041	800	889
Moody’s Corp.
5.500% due 09/01/2020	300	321
Morgan Stanley
5.500% due 07/24/2020	680	618
6.000% due 04/28/2015	400	399
7.300% due 05/13/2019	730	754
Nomura Holdings, Inc.
6.700% due 03/04/2020	700	789
Prudential Financial, Inc.
4.750% due 09/17/2015	980	1,025
Royal Bank of Scotland Group PLC
4.875% due 03/16/2015	900	882
Simon Property Group LP
5.650% due 02/01/2020	100	110
6.750% due 05/15/2014	570	636
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	683
UBS AG
5.750% due 04/25/2018	300	309
Wachovia Corp.
5.500% due 05/01/2013	1,710	1,818

		27,626

INDUSTRIALS 49.6%
Abbott Laboratories
5.125% due 04/01/2019	750	887
Alcoa, Inc.
6.150% due 08/15/2020	790	803
Altria Group, Inc.
9.250% due 08/06/2019	770	1,012
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	580	609
American Tower Corp.
4.500% due 01/15/2018	300	301
Amgen, Inc.
3.450% due 10/01/2020	400	414
6.150% due 06/01/2018	200	244
Anadarko Petroleum Corp.
6.375% due 09/15/2017	730	821
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	1,000	1,176
ArcelorMittal
6.125% due 06/01/2018	200	193
9.850% due 06/01/2019	200	227
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	390	424
Boeing Co.
3.500% due 02/15/2015	400	430
Boston Scientific Corp.
4.500% due 01/15/2015	300	314
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	411
Cenovus Energy, Inc.
6.750% due 11/15/2039	560	694
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	400	413
Cisco Systems, Inc.
4.450% due 01/15/2020	270	299
Comcast Corp.
5.300% due 01/15/2014	140	152
5.700% due 07/01/2019	430	503
ConocoPhillips
5.750% due 02/01/2019	920	1,103
Corning, Inc.
5.750% due 08/15/2040	500	573
CSX Corp.
6.220% due 04/30/2040	500	633
CVS Caremark Corp.
6.125% due 09/15/2039	930	1,098
Deere & Co.
6.950% due 04/25/2014	100	115
DirecTV Holdings LLC
3.125% due 02/15/2016	810	825
Dow Chemical Co.
5.900% due 02/15/2015	630	696
7.600% due 05/15/2014	200	227
Eli Lilly & Co.
5.950% due 11/15/2037	710	918
Energy Transfer Partners LP
8.500% due 04/15/2014	700	795
Ensco PLC
4.700% due 03/15/2021	300	307
General Electric Co.
5.250% due 12/06/2017	430	479
Hewlett-Packard Co.
2.125% due 09/13/2015	510	506
Home Depot, Inc.
5.400% due 03/01/2016	800	907
International Business Machines Corp.
1.000% due 08/05/2013	510	514
5.600% due 11/30/2039	520	646
International Paper Co.
7.500% due 08/15/2021	400	464
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	100	109
Kraft Foods, Inc.
4.125% due 02/09/2016	100	107
5.375% due 02/10/2020	100	113
Kroger Co.
6.150% due 01/15/2020	200	241
L-3 Communications Corp.
4.750% due 07/15/2020	490	509
Lockheed Martin Corp.
4.250% due 11/15/2019	100	109
Marriott International, Inc.
6.200% due 06/15/2016	100	112
Microsoft Corp.
1.625% due 09/25/2015	100	102
Noble Holding International Ltd.
4.625% due 03/01/2021	600	632
Novartis Capital Corp.
2.900% due 04/24/2015	440	466
Pemex Project Funding Master Trust
5.750% due 03/01/2018	890	972
PepsiCo, Inc.
3.100% due 01/15/2015	300	318
5.500% due 01/15/2040	300	377
Petrobras International Finance Co.
5.750% due 01/20/2020	100	105
6.875% due 01/20/2040	430	458
Pfizer, Inc.
6.200% due 03/15/2019	420	528
Philip Morris International, Inc.
5.650% due 05/16/2018	680	805
Procter & Gamble Co.
1.375% due 08/01/2012	480	483
3.500% due 02/15/2015	200	215
Raytheon Co.
3.125% due 10/15/2020	590	590
Republic Services, Inc.
5.000% due 03/01/2020	100	112
Shell International Finance BV
3.100% due 06/28/2015	500	532
4.375% due 03/25/2020	230	259
Southern Copper Corp.
6.750% due 04/16/2040	700	695
Target Corp.
3.875% due 07/15/2020	310	337

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	800	774
3.729% due 04/27/2015	200	191
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	426
5.875% due 11/15/2040	200	206
8.750% due 02/14/2019	250	321
Time Warner, Inc.
3.150% due 07/15/2015	300	311
Total Capital S.A.
3.000% due 06/24/2015	100	106
Transocean, Inc.
4.950% due 11/15/2015	300	316
6.500% due 11/15/2020	400	438
Tyco International Finance S.A.
4.125% due 10/15/2014	100	106
United Parcel Service, Inc.
3.875% due 04/01/2014	820	881
United Technologies Corp.
4.500% due 04/15/2020	800	891
Vale Overseas Ltd.
6.875% due 11/21/2036	260	282
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	104
5.375% due 04/05/2017	130	154
Waste Management, Inc.
4.750% due 06/30/2020	180	196
Weatherford International Ltd.
5.125% due 09/15/2020	300	306
WPP Finance UK
8.000% due 09/15/2014	200	227

		36,655

UTILITIES 10.7%
AT&T, Inc.
2.500% due 08/15/2015	110	113
6.300% due 01/15/2038	790	910
BP Capital Markets PLC
4.500% due 10/01/2020	300	326
5.250% due 11/07/2013	640	689
Commonwealth Edison Co.
4.000% due 08/01/2020	770	815
Dominion Resources, Inc.
4.450% due 03/15/2021	490	535
Entergy Corp.
5.125% due 09/15/2020	300	310
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	113
FirstEnergy Corp.
7.375% due 11/15/2031	740	917
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	800	964
Pacific Gas & Electric Co.
3.500% due 10/01/2020	830	854
5.800% due 03/01/2037	100	117
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	78
Verizon Communications, Inc.
8.750% due 11/01/2018	850	1,141

		7,882

Total Corporate Bonds & Notes (Cost $71,018)		72,163

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
0.010% due 10/03/2011	1,140	1,140

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 4.500% due 08/15/2039 valued at $1,169. Repurchase proceeds are $1,140.)
Total Short-Term Instruments (Cost $1,140)		1,140

Total Investments 99.3% (Cost $72,158)		$73,303
Other Assets and Liabilities (Net) 0.7%		536

Net Assets 100.0%		$73,839

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$27,626	$0	$27,626
Industrials	0	36,655	0	36,655
Utilities	0	7,882	0	7,882
Short-Term Instruments
Repurchase Agreements	0	1,140	0	1,140
	$0	$73,303	$0	$73,303

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Strategy Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.6
CALIFORNIA 39.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$418
Los Angeles, California Community College District General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	1,100	1,475
Los Angeles, California Department of Airports Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	888
Los Angeles, California Unified School District General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	162
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	512
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	1,000	1,302
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	861
Southern California State Metropolitan Water District Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	586
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	450	558
University of California Regents Medical Center Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	500	604
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	542

		7,908

DISTRICT OF COLUMBIA 4.4%
District of Columbia Metropolitan Airports Authority Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	756	869

GEORGIA 4.2%
Georgia State Municipal Electric Authority Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	846

ILLINOIS 7.5%
Chicago, Illinois Airport Revenue Bonds, (BABs), Series 2010
6.845% due 01/01/2038	680	757
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	741

		1,498

MINNESOTA 2.5%
Southern Minnesota State Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	495

NEBRASKA 1.7%
Nebraska State Public Power Generation Agency Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	346

NEW JERSEY 2.8%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	551

NEW YORK 15.1%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	775	888
New York State Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	500	629
7.134% due 11/15/2030	1,310	1,499

		3,016

TEXAS 13.6%
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	324
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,000	1,269
North Texas State Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	1,000	1,129

		2,722

WASHINGTON 3.2%
Washington State Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	641

Total Municipal Bonds & Notes (Cost $16,432)		18,892

	SHARES
SHORT-TERM INSTRUMENTS 2.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.0%
	39,958	400

Total Short-Term Instruments (Cost $400)		400

Total Investments 96.6% (Cost $16,832)		$19,292
Other Assets and Liabilities (Net) 3.4%		686

Net Assets 100.0%		$19,978

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Municipal Bonds & Notes
California	$0	$7,908	$0	$7,908
District of Columbia	0	869	0	869
Georgia	0	846	0	846
Illinois	0	1,498	0	1,498
Minnesota	0	495	0	495
Nebraska	0	346	0	346
New Jersey	0	551	0	551
New York	0	3,016	0	3,016
Texas	0	2,722	0	2,722
Washington	0	641	0	641
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	400	0	0	400
	$400	$18,892	$0	$19,292

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Strategy Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 68.1%
BANKING & FINANCE 33.0%
Abbey National Treasury Services PLC
1.832% due 04/25/2014	$3,700	$3,528
3.875% due 11/10/2014	5,200	4,999
Achmea Hypotheekbank NV
0.607% due 11/03/2014	500	498
Ally Financial, Inc.
0.350% due 12/19/2012	3,930	3,936
American Express Bank FSB
0.525% due 06/12/2017	3,875	3,567
American International Group, Inc.
0.451% due 03/20/2012	2,000	1,991
3.750% due 11/30/2013	3,000	3,005
4.250% due 05/15/2013	3,000	2,996
4.950% due 03/20/2012	5,300	5,333
5.375% due 10/18/2011	3,647	3,647
ANZ National International Ltd.
3.250% due 04/02/2012	4,725	4,777
Arbejdernes Landsbank
0.796% due 07/09/2013	2,500	2,516
Australia & New Zealand Banking Group Ltd.
0.630% due 06/18/2012	175	175
Banco Santander Chile
1.501% due 04/20/2012	3,850	3,853
Bank of America Corp.
0.553% due 04/30/2012	1,500	1,504
1.673% due 01/30/2014	20,400	18,489
3.125% due 06/15/2012	6,621	6,758
Bank of Scotland PLC
5.000% due 11/21/2011	550	553
Banque PSA Finance S.A.
2.146% due 04/04/2014	5,850	5,520
Barclays Bank PLC
1.149% due 03/16/2012	900	903
1.286% due 01/13/2014	5,000	4,858
1.289% due 12/05/2011	1,400	1,402
2.500% due 01/23/2013	150	149
5.450% due 09/12/2012	11,800	12,098
Boston Properties LP
6.250% due 01/15/2013	387	408
BRFkredit A/S
0.499% due 04/15/2013	3,400	3,402
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	6,250	6,345
Caterpillar Financial Services Corp.
0.536% due 04/01/2014	160	160
Citibank N.A.
0.286% due 11/15/2012	500	500
0.301% due 06/04/2012	900	901
Citigroup Funding, Inc.
0.583% due 04/30/2012	808	810
Citigroup, Inc.
0.458% due 03/07/2014	2,175	2,033
0.548% due 11/05/2014	4,300	3,968
1.136% due 02/15/2013	500	493
1.176% due 04/01/2014	8,025	7,688
1.696% due 01/13/2014	4,000	3,896
2.286% due 08/13/2013	2,580	2,553
Commonwealth Bank of Australia
0.703% due 07/23/2014	5,000	5,025
0.717% due 12/10/2012	400	402
2.400% due 01/12/2012	3,000	3,016
Credit Agricole Home Loan SFH
1.002% due 07/21/2014	13,200	12,888
Credit Agricole S.A.
0.606% due 02/02/2012	7,000	6,918
2.625% due 01/21/2014	1,250	1,195
Credit Suisse
5.000% due 05/15/2013	3,500	3,619
DanFin Funding Ltd.
0.950% due 07/16/2013	13,500	13,502
Danske Bank A/S
2.500% due 05/10/2012	5,385	5,450
Dexia Credit Local
0.731% due 03/05/2013	12,400	12,373
Encana Holdings Finance Corp.
5.800% due 05/01/2014	5,850	6,411
FIH Erhvervsbank A/S
0.708% due 06/13/2013	5,400	5,399
General Electric Capital Corp.
0.351% due 09/20/2013	2,700	2,612
0.471% due 06/20/2013	4,000	3,957
Goldman Sachs Group, Inc.
0.746% due 01/12/2015	3,700	3,429
0.965% due 09/29/2014	6,375	5,963
1.253% due 07/29/2013	5,600	5,488
HSBC Bank PLC
1.625% due 07/07/2014	6,000	6,033
HSBC Finance Corp.
0.499% due 01/15/2014	10,350	9,765
0.756% due 06/01/2016	3,900	3,481
6.375% due 10/15/2011	1,498	1,500
ICICI Bank Ltd.
2.058% due 02/24/2014	1,800	1,763
ING Bank NV
1.570% due 10/18/2013	1,000	981
Intesa Sanpaolo SpA
2.708% due 02/24/2014	1,300	1,171
John Deere Capital Corp.
2.875% due 06/19/2012	1,550	1,580
JPMorgan Chase & Co.
4.650% due 06/01/2014	5,000	5,299
Landesbank Baden-Wuerttemberg
0.575% due 06/22/2012	8,600	8,598
Lloyds TSB Bank PLC
2.603% due 01/24/2014	4,200	4,091
Macquarie Bank Ltd.
2.600% due 01/20/2012	4,200	4,226
4.100% due 12/17/2013	3,000	3,218
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	4,865	4,823
Monumental Global Funding II
0.423% due 10/25/2013	1,250	1,217
Morgan Stanley
0.546% due 01/09/2014	1,350	1,225
0.701% due 06/20/2012	1,000	1,003
1.853% due 01/24/2014	14,010	13,080
2.875% due 07/28/2014	250	238
5.300% due 03/01/2013	1,100	1,110
National Australia Bank Ltd.
0.746% due 07/08/2014	11,300	11,355
Nationwide Building Society
0.472% due 05/17/2012	2,600	2,603
5.500% due 07/18/2012	2,000	2,068
Network Rail Infrastructure Finance PLC
0.363% due 06/14/2013	8,000	8,002
NIBC Bank NV
0.707% due 12/02/2014	5,290	5,299
2.800% due 12/02/2014	1,400	1,468
Nordea Eiendomskreditt A/S
0.666% due 04/07/2014	7,710	7,710
1.875% due 04/07/2014	13,925	14,123
PNC Funding Corp.
2.300% due 06/22/2012	1,236	1,253
Pricoa Global Funding I
0.560% due 09/27/2013	3,600	3,562
4.625% due 06/25/2012	700	718
5.400% due 10/18/2012	1,185	1,235
RCI Banque S.A.
2.116% due 04/11/2014	3,400	3,219
Royal Bank of Scotland Group PLC
0.981% due 05/11/2012	200	201
1.053% due 02/23/2012	4,000	4,012
1.450% due 10/20/2011	6,200	6,203
2.723% due 08/23/2013	3,900	3,889
3.000% due 12/09/2011	1,624	1,632
SBAB Bank AB
3.125% due 03/23/2012	3,375	3,416
SLM Corp.
5.125% due 08/27/2012	2,900	2,899
5.400% due 10/25/2011	1,086	1,086
Societe Generale S.A.
1.296% due 04/11/2014	7,500	6,719
2.200% due 09/14/2013	2,000	1,886
Standard Chartered PLC
1.231% due 05/12/2014	10,040	9,952
3.850% due 04/27/2015	4,500	4,616
Suncorp-Metway Ltd.
0.480% due 10/19/2012	1,200	1,202
1.749% due 07/16/2012	10,800	10,927
Swedbank AB
0.699% due 01/14/2013	1,100	1,102
1.125% due 02/10/2012	1,600	1,603
3.000% due 12/22/2011	15,000	15,084
Swedbank Hypotek AB
0.813% due 03/28/2014	12,030	12,054
Toronto-Dominion Bank
0.875% due 09/12/2014	10,000	9,975
Toyota Motor Credit Corp.
5.125% due 10/25/2011	1,400	1,403
U.S. Central Federal Credit Union
1.900% due 10/19/2012	6,088	6,195
Union Bank N.A.
2.125% due 12/16/2013	4,600	4,645
WCI Finance LLC
5.400% due 10/01/2012	1,360	1,402
Wells Fargo & Co.
0.453% due 10/28/2015 (c)	13,000	12,219
Westpac Banking Corp.
0.533% due 12/14/2012	13,500	13,524
3.250% due 12/16/2011	350	352

		503,074

INDUSTRIALS 30.1%
Altria Group, Inc.
8.500% due 11/10/2013	1,000	1,141
American Airlines Pass-Through Trust
7.858% due 04/01/2013	9,293	9,288
Anadarko Petroleum Corp.
7.625% due 03/15/2014	3,000	3,376
Anglo American Capital PLC
2.150% due 09/27/2013	4,500	4,489
9.375% due 04/08/2014	8,394	9,760
Anheuser-Busch InBev Worldwide, Inc.
0.802% due 01/27/2014	7,900	7,965
5.375% due 11/15/2014	3,100	3,468

Apache Corp.
5.250% due 04/15/2013	645	687
ArcelorMittal
5.375% due 06/01/2013	1,000	1,021
ArcelorMittal USA, Inc.
6.500% due 04/15/2014	12,700	13,574
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	600	607
Barrick Gold Corp.
1.750% due 05/30/2014	1,650	1,660
Barrick Gold Financeco LLC
6.125% due 09/15/2013	1,750	1,914
BAT International Finance PLC
8.125% due 11/15/2013	2,175	2,480
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	500	550
Boston Scientific Corp.
4.500% due 01/15/2015	4,280	4,478
5.450% due 06/15/2014	9,913	10,676
Broadcom Corp.
1.500% due 11/01/2013	500	501
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,071
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	4,185	4,600
Comcast Cable Holdings LLC
7.875% due 08/01/2013	1,000	1,112
9.800% due 02/01/2012	6,600	6,779
Cox Communications, Inc.
4.625% due 06/01/2013	2,185	2,299
5.450% due 12/15/2014	4,300	4,767
7.125% due 10/01/2012	5,150	5,457
CSN Islands VIII Corp.
9.750% due 12/16/2013	2,900	3,219
Daimler Finance North America LLC
0.973% due 03/28/2014	11,450	11,460
1.543% due 09/13/2013	1,500	1,501
6.500% due 11/15/2013	1,000	1,099
Danaher Corp.
0.602% due 06/21/2013	8,700	8,721
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	2,000	2,113
Diageo Capital PLC
5.125% due 01/30/2012	3,130	3,171
7.375% due 01/15/2014	900	1,023
Dow Chemical Co.
4.850% due 08/15/2012	250	257
6.000% due 10/01/2012	2,400	2,510
7.600% due 05/15/2014	6,100	6,935
Eaton Corp.
0.679% due 06/16/2014	800	802
Encana Corp.
4.750% due 10/15/2013	4,050	4,301
6.300% due 11/01/2011	4,000	4,016
Energy Transfer Partners LP
5.650% due 08/01/2012	300	309
8.500% due 04/15/2014	860	977
Enterprise Products Operating LLC
4.600% due 08/01/2012	6,000	6,158
7.625% due 02/15/2012	6,400	6,536
9.750% due 01/31/2014	1,230	1,440
EOG Resources, Inc.
6.125% due 10/01/2013	120	132
Gazprom OAO Via Royal Bank of Scotland Group AG
9.625% due 03/01/2013	7,250	7,673
Georgia-Pacific LLC
8.250% due 05/01/2016	6,400	7,078
9.500% due 12/01/2011	1,100	1,112
Hewlett-Packard Co.
0.719% due 05/30/2014	6,150	5,981
1.900% due 09/19/2014	9,085	9,126
Husky Energy, Inc.
6.250% due 06/15/2012	1,475	1,528
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	1,000	1,085
6.500% due 02/13/2013	8,800	9,359
Johnson Controls, Inc.
0.674% due 02/04/2014	9,900	9,906
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	2,500	2,681
5.125% due 11/15/2014	7,200	7,821
5.850% due 09/15/2012	2,600	2,706
7.125% due 03/15/2012	780	800
Kraft Foods, Inc.
2.625% due 05/08/2013	2,000	2,043
5.250% due 10/01/2013	2,500	2,669
6.000% due 02/11/2013	3,150	3,338
6.250% due 06/01/2012	918	951
6.750% due 02/19/2014	1,500	1,676
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	2,000	2,144
NBCUniversal Media LLC
2.100% due 04/01/2014	1,500	1,524
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,000	1,020
Occidental Petroleum Corp.
1.450% due 12/13/2013	160	162
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,129
5.700% due 06/01/2014	1,200	1,322
Pemex Project Funding Master Trust
0.929% due 12/03/2012	1,850	1,850
PepsiCo, Inc.
0.800% due 08/25/2014	13,500	13,447
Philip Morris International, Inc.
4.875% due 05/16/2013	200	212
6.875% due 03/17/2014	11,600	13,176
Plains All American Pipeline LP
4.250% due 09/01/2012	600	617
Procter & Gamble Co.
0.700% due 08/15/2014	10,000	10,032
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	11,000	11,252
Reynolds American, Inc.
7.250% due 06/01/2012	6,892	7,165
7.250% due 06/01/2013	1,500	1,637
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012	8,779	9,059
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	1,075	1,158
8.950% due 05/01/2014	2,200	2,604
Rogers Communications, Inc.
5.500% due 03/15/2014	2,000	2,187
6.250% due 06/15/2013	1,500	1,625
6.375% due 03/01/2014	2,100	2,333
Schlumberger Investment S.A.
0.893% due 09/12/2014	4,000	4,009
Siemens Financieringsmaatschappij NV
0.499% due 03/16/2012	3,540	3,540
5.500% due 02/16/2012	10,000	10,145
Southern Co.
5.300% due 01/15/2012	3,215	3,254
Southwest Airlines Co.
6.500% due 03/01/2012	700	715
10.500% due 12/15/2011	4,900	4,982
Teck Resources Ltd.
7.000% due 09/15/2012	3,000	3,145
9.750% due 05/15/2014	9,130	10,832
Telefonica Emisiones S.A.U.
0.594% due 02/04/2013	1,100	1,058
Teva Pharmaceutical Finance III BV
0.852% due 03/21/2014	7,500	7,499
Teva Pharmaceutical Finance III LLC
1.500% due 06/15/2012	1,394	1,402
Time Warner Cable, Inc.
5.400% due 07/02/2012	600	619
Time Warner, Inc.
6.875% due 05/01/2012	1,550	1,601
Total Capital Canada Ltd.
0.630% due 01/17/2014	3,300	3,315
Total Capital S.A.
4.500% due 02/25/2013	7,000	7,324
TransCanada Pipelines Ltd.
8.625% due 05/15/2012	2,490	2,610
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,336
Tyco Electronics Group S.A.
6.000% due 10/01/2012	1,169	1,225
UST LLC
6.625% due 07/15/2012	13,235	13,781
VF Corp.
1.058% due 08/23/2013	2,100	2,103
Vivendi S.A.
5.750% due 04/04/2013	2,815	2,971
Volkswagen International Finance NV
0.824% due 10/01/2012	1,600	1,603
0.984% due 04/01/2014	12,000	12,040
1.625% due 08/12/2013	200	201
WM Wrigley Jr. Co.
2.450% due 06/28/2012	4,365	4,419
3.050% due 06/28/2013	1,785	1,823
Xstrata Canada Corp.
7.250% due 07/15/2012	2,075	2,165
7.350% due 06/05/2012	7,100	7,370
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	5,319	5,346

		459,021

UTILITIES 5.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250	3,273
Appalachian Power Co.
5.650% due 08/15/2012	100	104
AT&T, Inc.
4.950% due 01/15/2013	518	543
5.875% due 08/15/2012	1,150	1,198
BP Capital Markets PLC
2.375% due 12/14/2011	1,000	1,004
3.625% due 05/08/2014	1,450	1,524
3.750% due 06/17/2013	1,800	1,864
5.250% due 11/07/2013	1,000	1,077
Consumers Energy Co.
5.000% due 02/15/2012	650	659
Dominion Resources, Inc.
5.000% due 03/15/2013	1,500	1,586
5.700% due 09/17/2012	900	940
6.250% due 06/30/2012	200	207
Duke Energy Carolinas LLC
5.625% due 11/30/2012	310	325

Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	5,000	5,544
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	4,500	4,841
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	2,085	2,123
NGPL PipeCo LLC
6.514% due 12/15/2012	5,500	5,726
PSEG Power LLC
6.950% due 06/01/2012	937	972
Public Service Co. of Colorado
7.875% due 10/01/2012	900	962
Qwest Corp.
3.597% due 06/15/2013	8,000	8,060
8.875% due 03/15/2012	2,000	2,072
Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012	2,000	2,052
5.500% due 09/30/2014	7,500	8,194
Telstra Corp. Ltd.
6.375% due 04/01/2012	3,100	3,178
TNK-BP Finance S.A.
7.500% due 03/13/2013	5,100	5,266
Verizon Communications, Inc.
0.973% due 03/28/2014	4,800	4,817
5.250% due 04/15/2013	5,500	5,850
Verizon Wireless Capital LLC
7.375% due 11/15/2013	2,600	2,918
Virginia Electric and Power Co.
5.100% due 11/30/2012	140	147

		77,026

Total Corporate Bonds & Notes (Cost $1,048,795)		1,039,121

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
Transocean, Inc.
1.500% due 12/15/2037	9,900	9,780

Total Convertible Bonds & Notes (Cost $9,833)		9,780

MUNICIPAL BONDS & NOTES 0.6%
ARKANSAS 0.1%
Arkansas State Student Loan Authority
1.212% due 11/25/2043	1,755	1,738

CALIFORNIA 0.3%
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500	3,513

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Notes, (BABs), Series 2010
1.347% due 06/15/2013	3,500	3,513

Total Municipal Bonds & Notes (Cost $8,745)		8,764

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.254% due 08/23/2012	6,240	6,245
0.485% due 05/25/2037	1,235	1,232
0.585% due 11/25/2036	3,750	3,749
0.630% due 04/18/2028 - 09/18/2031	3,716	3,736
0.635% due 06/25/2026	1,152	1,157
0.685% due 05/25/2017	66	66
0.730% due 05/18/2032	950	954
0.735% due 06/25/2031	831	835
0.780% due 03/18/2032	731	732
0.785% due 09/25/2041	13,451	13,521
0.815% due 06/25/2041	8,145	8,201
0.891% due 01/01/2021	3,462	3,490
0.985% due 02/25/2040	1,519	1,538
1.085% due 07/25/2038	3,044	3,091
1.625% due 08/08/2014	5,210	5,230
4.000% due 10/01/2026	43,000	45,352
4.500% due 10/01/2026 - 11/25/2029	30,803	32,498
5.000% due 01/01/2021 - 04/01/2021	9,181	9,935
FDIC Structured Sale Guaranteed Notes
0.721% due 11/29/2037	2,109	2,096
Federal Home Loan Bank
0.166% due 12/27/2012	20,000	19,992
Freddie Mac
0.162% due 11/02/2012	29,550	29,548
0.172% due 06/03/2013	40,000	39,976
0.379% due 08/15/2018	141	142
0.469% due 05/15/2036	892	890
0.549% due 02/15/2037	4,179	4,171
0.579% due 12/15/2030	151	151
0.629% due 06/15/2033	69	69
0.649% due 04/15/2041	4,402	4,410
0.729% due 07/15/2039 - 02/15/2041	6,037	6,061
7.000% due 11/01/2026 - 09/01/2027	420	482
7.500% due 04/01/2016 - 10/01/2017	520	588
8.500% due 07/01/2030	5	6
Ginnie Mae
0.530% due 09/20/2033	302	303
5.110% due 10/16/2027	947	981
6.000% due 12/15/2033	98	109
6.500% due 11/15/2033 - 12/15/2034	187	213
7.000% due 03/15/2023 - 11/15/2032	376	437
7.500% due 12/15/2012 - 06/15/2028	564	647
8.500% due 04/15/2030	3	4
10.000% due 02/15/2016 - 04/15/2025	73	82
10.500% due 09/15/2015 - 07/15/2019	5	5
11.000% due 07/15/2013 - 09/20/2019	16	16
11.500% due 01/15/2013 - 11/15/2019	6	6
12.000% due 01/15/2013 - 04/15/2015	4	4
12.500% due 11/15/2013 - 07/15/2015	3	3
13.000% due 08/15/2014 - 09/20/2015	5	6
13.500% due 11/15/2012 - 09/15/2014	1	1
NCUA Guaranteed Notes
0.574% due 12/07/2020	3,320	3,327
0.594% due 11/06/2017	9,237	9,240
0.604% due 03/06/2020	6,084	6,084
0.784% due 12/08/2020	4,665	4,694
1.600% due 10/29/2020	3,828	3,871
Tennessee Valley Authority
0.000% due 04/15/2042 (b)	290	305

Total U.S. Government Agencies (Cost $280,126)		280,482

MORTGAGE-BACKED SECURITIES 3.3%
Arkle Master Issuer PLC
0.382% due 02/17/2052	7,600	7,590
Banc of America Mortgage Securities, Inc.
2.868% due 03/25/2034	967	896
BCAP LLC Trust
2.842% due 11/26/2035	10,000	9,521
BCRR Trust
4.230% due 12/22/2035	1,449	1,461
4.230% due 02/22/2041	1,500	1,530
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,000	2,015
Commercial Mortgage Pass-Through Certificates
0.319% due 06/15/2022	169	162
0.329% due 12/15/2020	915	890
Credit Suisse Mortgage Capital Certificates
0.299% due 02/15/2022	1,185	1,137
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	1,194	1,200
Fosse Master Issuer PLC
1.650% due 10/18/2054	4,000	3,999
GE Capital Commercial Mortgage Corp.
4.353% due 06/10/2048	965	965
GS Mortgage Securities Corp.
1.142% due 03/06/2020	227	226
1.535% due 03/06/2020	4,000	3,969
Holmes Master Issuer PLC
0.349% due 07/15/2020	12,000	11,918
Wachovia Bank Commercial Mortgage Trust
0.309% due 06/15/2020	185	163
5.926% due 06/15/2049	2,523	2,552

Total Mortgage-Backed Securities (Cost $50,547)		50,194

ASSET-BACKED SECURITIES 6.9%
Ally Auto Receivables Trust
0.650% due 03/17/2014	6,000	6,003
BA Credit Card Trust
0.249% due 03/15/2014	4,799	4,799
Citibank Omni Master Trust
2.329% due 05/16/2016	13,650	13,768
2.979% due 08/15/2018	3,000	3,141
4.900% due 11/15/2018	3,000	3,271
Collegiate Funding Services Education Loan Trust I
0.463% due 12/28/2021	1,980	1,963
Dryden Leveraged Loan CDO
0.895% due 12/22/2015	680	670
Education Funding Capital Trust
0.617% due 03/16/2020	1,511	1,510
First CLO Ltd.
0.653% due 12/14/2016	279	270
Ford Credit Auto Owner Trust
2.729% due 05/15/2013	3,375	3,389
GCO Education Loan Funding Trust
0.392% due 11/25/2020	151	151
Hyundai Capital Auto Funding Ltd.
1.230% due 09/20/2016	1,500	1,491
Illinois Student Assistance Commission
0.733% due 04/25/2017	2,221	2,216
MBNA Credit Card Master Note Trust
0.289% due 06/15/2015	2,000	2,000

Panhandle-Plains Higher Education Authority, Inc.
0.758% due 10/01/2018	900	900
0.878% due 07/01/2021 (a)	8,000	7,905
1.376% due 10/01/2035	2,670	2,671
SLM Student Loan Trust
0.283% due 10/25/2019	3,566	3,563
0.333% due 04/25/2023	3,814	3,802
0.383% due 04/25/2017	2,709	2,707
0.403% due 01/25/2021	7,359	7,327
0.547% due 03/15/2019	2,499	2,500
0.753% due 10/25/2017	3,100	3,099
1.353% due 10/25/2016	2,920	2,946
1.753% due 04/25/2023	1,701	1,750
4.500% due 11/16/2043	8,875	8,492
6.229% due 07/15/2042	11,609	10,882
South Carolina Student Loan Corp.
0.703% due 01/25/2021	2,486	2,482

Total Asset-Backed Securities (Cost $106,172)		105,668

SOVEREIGN ISSUES 5.0%
Development Bank of Japan
6.875% due 11/30/2011	5,000	5,049
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,200	10,155
Export-Import Bank of Korea
1.393% due 03/13/2012	5,000	5,000
Japan Bank for International Cooperation
4.875% due 03/22/2012	6,700	6,845
Korea Government International Bond
4.250% due 06/01/2013	7,050	7,307
Poland Government International Bond
6.250% due 07/03/2012	3,600	3,741
Province of Ontario Canada
0.748% due 05/22/2012	1,000	1,003
2.625% due 01/20/2012	4,322	4,350
4.950% due 06/01/2012	20,000	20,574
5.000% due 10/18/2011	2,922	2,927
Qatar Government International Bond
5.150% due 04/09/2014	9,100	9,856

Total Sovereign Issues (Cost $76,630)		76,807

SHORT-TERM INSTRUMENTS 4.7%
CERTIFICATES OF DEPOSIT 0.6%
Abbey National Treasury Services PLC
1.687% due 06/10/2013	5,300	5,390
Banco do Brasil S.A.
0.000% due 02/15/2012	3,000	3,013
Royal Bank of Scotland Group PLC
1.624% due 10/15/2012	450	450
Standard Chartered Bank
0.472% due 10/06/2011	550	550

		9,403

COMMERCIAL PAPER 0.8%
BMW U.S. Capital LLC
1.000% due 07/25/2012	3,300	3,301
BP Capital Markets PLC
0.780% due 06/05/2012	8,000	7,986
Vodafone Group PLC
0.568% due 01/19/2012	1,200	1,198

		12,485

REPURCHASE AGREEMENTS 0.7%
Citigroup Global Markets, Inc.
0.100% due 10/03/2011	10,500	10,500
(Dated 09/30/2011. Collateralized by Fannie Mae 1.000% due 09/30/2013 valued at $10,703. Repurchase proceeds are $10,500.)
Credit Suisse Securities (USA) LLC
0.060% due 10/03/2011	100	100

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 3.125% due 09/30/2013 valued at $103. Repurchase proceeds are $100.)
		10,600

SHORT-TERM NOTES 2.6%
Banco Santander Brazil S.A.
1.143% due 10/13/2011	2,000	1,999
Holmes Master Issuer PLC
0.354% due 07/15/2012	6,000	6,000
0.379% due 10/15/2011	19,000	18,998
Pacific Gas & Electric Co.
0.826% due 10/11/2011	3,900	3,900
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	8,000	8,009

		38,906

Total Short-Term Instruments (Cost $71,196)		71,394

Total Investments 107.6% (Cost $1,652,044)		$1,642,210
Other Assets and Liabilities (Net) (7.6%)		(116,124)

Net Assets 100.0%		$1,526,086

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

(c)	The average amount of borrowings while outstanding during the period ended September 30, 2011 was $11,516 at a weighted average interest rate of -0.200%. On September 30, 2011, securities valued at $12,219 were pledged as collateral for reverse repurchase agreements.

(d)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$503,074	$0	$503,074
Industrials	0	449,733	9,288	459,021
Utilities	0	77,026	0	77,026
Convertible Bonds & Notes
Industrials	0	9,780	0	9,780
Municipal Bonds & Notes
Arkansas	0	1,738	0	1,738
California	0	3,513	0	3,513
New Jersey	0	3,513	0	3,513
U.S. Government Agencies	0	255,041	25,441	280,482
Mortgage-Backed Securities	0	50,194	0	50,194
Asset-Backed Securities	7,905	96,272	1,491	105,668
Sovereign Issues	0	76,807	0	76,807
Short-Term Instruments
Certificates of Deposit	0	9,403	0	9,403
Commercial Paper	0	12,485	0	12,485
Repurchase Agreements	0	10,600	0	10,600
Short-Term Notes	0	38,906	0	38,906
	$7,905	$1,598,085	$36,220	$1,642,210

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2011:

Category and Subcategory (3)	Beginning Balance at 06/30/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (7)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2011	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2011(7)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$8,586	$0	$0	$0	$0	$12	$0	$(8,598)	$0	$0
Industrials	5,663	3,749	0	(132)	0	8	0	0	9,288	9
U.S. Government Agencies	27,590	0	(2,135)	0	0	(14)	0	0	25,441	(39)
Asset-Backed Securities	1,490	0	0	2	0	(1)	0	0	1,491	(1)

	$43,329	$3,749	$(2,135)	$(130)	$0	$5	$0	$(8,598)	$36,220	$(31)

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 09/30/2011 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Strategy Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.9%
ALASKA 0.9%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$850	$913

ARIZONA 0.5%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	466

CALIFORNIA 19.8%
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	592
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	838
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2017	1,000	1,143
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	586
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	591
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	577
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,071
Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	239
Irvine, California Ranch Water District General Obligation Bonds, Series 2009
0.110% due 10/01/2041	2,200	2,200
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.100% due 07/01/2035	1,800	1,800
Los Angeles, California Unified School District Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,689
Mount San Antonio, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	867
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,000	1,055
Orange County, California Revenue Notes, Series 2009
4.000% due 07/01/2018	500	553
Pleasanton, California Unified School District Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	480
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	790
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,151
San Jose, California Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,215
San Juan, California Unified School District General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	593
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	590
University of California Regents Medical Center Revenue Notes, Series 2010
5.000% due 05/15/2018	500	579
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,174

		20,373

COLORADO 1.1%
Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	292
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	288
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	576

		1,156

CONNECTICUT 4.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,049

FLORIDA 5.8%
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	126
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	750	815
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,079
Florida State Inland Protection Financing Corp. Revenue Notes, Series 2010
5.000% due 07/01/2016	500	559
Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	279
Miami-Dade County, Florida General Obligation Bonds, Series 2011
3.000% due 07/01/2017	1,375	1,441
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,074
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	297

		5,946

GEORGIA 1.2%
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	383
Georgia State Municipal Electric Authority Revenue Notes, Series 2011
3.000% due 01/01/2014	250	262
5.000% due 01/01/2020	250	288
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	303

		1,236

ILLINOIS 8.3%
Chicago, Illinois Airport Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 01/01/2018	1,000	1,146
Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	218
Chicago, Illinois Airport Revenue Bonds, Series 2011
3.000% due 01/01/2014	650	671
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	215
Chicago, Illinois Wastewater Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,127
5.500% due 01/01/2018	1,000	1,130
Chicago, Illinois Water Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	397
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	421
Illinois State General Obligation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2012	250	259
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,054
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
5.125% due 06/01/2019	500	536
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	559
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	860

		8,593

INDIANA 3.2%
Indiana State Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	347
Indiana State Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	558
5.000% due 02/01/2018	500	605
Indiana State Purdue University Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	747
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	346
Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016	500	547

Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	115

		3,265

IOWA 0.6%
Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	568

KANSAS 0.8%
Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	590
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	228

		818

KENTUCKY 2.1%
Kentucky State Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	965
Kentucky State Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,169

		2,134

MASSACHUSETTS 2.1%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	613
Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	935
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	603

		2,151

MINNESOTA 1.1%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,112

MISSOURI 2.9%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.180% due 09/01/2030	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,106
Missouri State Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	891

		2,997

NEW HAMPSHIRE 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	287

NEW JERSEY 6.6%
New Jersey State Economic Development Authority Revenue Bonds, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,092
New Jersey State Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,126
New Jersey State Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,288
New Jersey State Transportation Trust Fund Authority Revenue Notes, Series 2010
5.000% due 12/15/2023	2,000	2,257

		6,763

NEW MEXICO 0.6%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	599

NEW YORK 15.7%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	565
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	1,000	1,000
Long Island, New York Power Authority Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	573
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2012	750	779
5.000% due 08/01/2017	980	1,158
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,066
New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	233
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.150% due 12/01/2035	1,250	1,250
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	414
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,705
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,352
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,119
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	891
New York State Metropolitan Transportation Authority Revenue Notes, Series 2005
5.000% due 11/15/2019	500	580
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,099
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	597
Riverhead, New York Central School District General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	281
Syracuse, New York Industrial Development Agency Revenue Notes, Series 2010
4.000% due 05/01/2017	500	546

		16,208

NORTH CAROLINA 1.0%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	350
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	393
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	276

		1,019

OHIO 3.9%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2009
5.000% due 02/15/2017	500	554
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	500	375
5.875% due 06/01/2047	250	176
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	330
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,173
5.500% due 02/15/2017	225	269
Ohio State Water Development Authority Revenue Bonds, Series 2011
5.000% due 06/01/2017	1,005	1,190

		4,067

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	558

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	573
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	284
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2011
5.250% due 06/15/2023	2,500	2,963
Southeastern Pennsylvania State Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	584

		4,404

PUERTO RICO 0.3%
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	280

SOUTH CAROLINA 3.5%
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	277
South Carolina State Public Service Authority Revenue Notes, Series 2011
5.000% due 12/01/2036 (a)	3,000	3,280

		3,557

TENNESSEE 0.5%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	497

TEXAS 4.7%
Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,186
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	218
Northside, Texas Independent School District General Obligation bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	700	703
1.350% due 06/01/2039	1,500	1,515
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	915
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	237
Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	111

		4,885

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,130
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	259

		1,389

WISCONSIN 0.2%
Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	254

WYOMING 0.2%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	215

Total Municipal Bonds & Notes (Cost $98,039)		101,759

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS 3.4%
State Street Bank and Trust Co.
0.010% due 10/03/2011	3,512	3,512

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $3,583. Repurchase proceeds are $3,512.)
Total Short-Term Instruments (Cost $3,512)		3,512

Total Investments 102.3% (Cost $101,551)		$105,271
Other Assets and Liabilities (Net) (2.3%)		(2,396)

Net Assets 100.0%		$102,875

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2011
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$913	$0	$913
Arizona	0	466	0	466
California	0	20,373	0	20,373
Colorado	0	1,156	0	1,156
Connecticut	0	5,049	0	5,049
Florida	0	5,946	0	5,946
Georgia	0	1,236	0	1,236
Illinois	0	8,593	0	8,593
Indiana	0	3,265	0	3,265
Iowa	0	568	0	568
Kansas	0	818	0	818
Kentucky	0	2,134	0	2,134
Massachusetts	0	2,151	0	2,151
Minnesota	0	1,112	0	1,112
Missouri	0	2,997	0	2,997
New Hampshire	0	287	0	287
New Jersey	0	6,763	0	6,763
New Mexico	0	599	0	599
New York	0	16,208	0	16,208
North Carolina	0	1,019	0	1,019
Ohio	0	4,067	0	4,067
Oregon	0	558	0	558
Pennsylvania	0	4,404	0	4,404
Puerto Rico	0	280	0	280
South Carolina	0	3,557	0	3,557
Tennessee	0	497	0	497
Texas	0	4,885	0	4,885
Washington	0	1,389	0	1,389
Wisconsin	0	254	0	254
Wyoming	0	215	0	215
Short-Term Instruments
Repurchase Agreements	0	3,512	0	3,512
	$0	$105,271	$0	$105,271

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Strategy Fund

September 30, 2011 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 99.2%
ALASKA 0.8%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$268

ARIZONA 5.3%
Arizona State Salt River Project Agricultural Improvement & Power District Revenue Notes, Series 2011
4.000% due 12/01/2014 (a)	1,600	1,767

CALIFORNIA 21.9%
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	535
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	615
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	533
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	272
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	259
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	101
Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	168
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.100% due 07/01/2035	500	500
0.200% due 07/01/2034	700	700
Los Angeles, California Municipal Improvement Corp. Revenue Notes, Series 2010
3.000% due 11/01/2012	750	766
Los Angeles, California Unified School District General Obligation Notes, Series 2011
4.000% due 07/01/2014 (a)	1,000	1,078
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	500	527
San Francisco, California City & County Public Utilities Commission Revenue Notes, Series 2010
3.000% due 11/01/2013	750	788

San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	200	204
South Placer County, California Wastewater Authority Revenue Notes, Series 2011
0.990% due 11/01/2014	250	250

		7,296

COLORADO 1.6%
University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	521

CONNECTICUT 3.0%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028 (a)	1,000	1,000

DELAWARE 1.4%
Delaware State Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	467

DISTRICT OF COLUMBIA 0.3%
District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	107

FLORIDA 0.8%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	259

GEORGIA 2.4%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	541
Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	263

		804

ILLINOIS 8.9%
Chicago, Illinois Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	545
Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	259
Cook County, Illinois East Maine School District No. 63 General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	157
Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	178
Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	224
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	101
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	293
Illinois State Municipal Electric Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	323
Illinois State Railsplitter Tobacco Settlement Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	250	261
Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	273
Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	251

		2,966

INDIANA 3.3%
Indiana State Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	320
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	256
Indianapolis, Indiana Revenue Notes, Series 2010
3.000% due 10/01/2013	500	516

		1,092

IOWA 2.8%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	257
Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	253
Iowa State University of Science & Technology Revenue Notes, Series 2011
2.000% due 07/01/2013	410	420

		930

KENTUCKY 2.3%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	261
Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	517

		778

LOUISIANA 1.5%
Louisiana State Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	500

MAINE 0.8%
Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	258

MASSACHUSETTS 1.0%
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	225	226
Massachusetts State General Obligation Notes, (AGM Insured), Series 2002
5.500% due 11/01/2011	100	100

		326

MICHIGAN 0.8%
Hamilton, Michigan Community School District General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	267

MINNESOTA 1.4%
Savage, Minnesota General Obligation Notes, Series 2011
2.000% due 02/01/2013	460	470

MISSOURI 1.5%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.180% due 09/01/2030	500	500

NEBRASKA 0.6%
Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	216

NEVADA 0.5%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	156

NEW JERSEY 0.3%
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	104

NEW YORK 18.5%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	209
Liberty, New York Development Corp. Revenue Bonds, Series 2009
0.350% due 12/01/2049	300	300
Monroe County, New York Industrial Development Corp. Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	545
New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	363
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	521
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	274
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	323
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	281
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014 (a)	350	380
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,501
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	138
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	274
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2013	750	792
Onieda Herkimer, New York Solid Waste Management Authority Revenue Notes, Series 2011
4.000% due 04/01/2014	250	264

		6,165

NORTH CAROLINA 1.6%
Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	500	536

OHIO 1.0%
Columbus, Ohio General Obligation Notes, Series 2010
1.250% due 06/01/2013	340	345

PENNSYLVANIA 2.7%
Bristol, Pennsylvania General Obligation Notes, (AGM Insured), Series 2010
4.000% due 09/01/2012	105	108
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	257
Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	273
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	265

		903

PUERTO RICO 0.8%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	266

TEXAS 7.2%
El Paso, Texas Independent School District General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	628
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1999
0.150% due 10/01/2029	700	700
Houston, Texas Community College System General Obligation Notes, Series 2011
4.000% due 02/15/2014 (a)	500	539
Northside, Texas Independent School District General Obligation bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	200	201
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
5.000% due 05/15/2013	300	321

		2,389

VIRGINIA 0.6%
Roanoke, Virginia Economic Development Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	200	206

WASHINGTON 2.3%
Aberdeen, Washington, Grays Harbor County School District No. 5 General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	429
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	323

		752

WISCONSIN 1.3%
Wisconsin State Petroleum Revenue Notes, Series 2009
5.000% due 07/01/2014	400	443

Total Municipal Bonds & Notes (Cost $32,872)		33,057

SHORT-TERM INSTRUMENTS 14.4%
REPURCHASE AGREEMENTS 12.9%
State Street Bank and Trust Co.
0.010% due 10/03/2011	4,286	4,286

(Dated 09/30/2011. Collateralized by U.S. Treasury Notes 0.375% due 10/31/2012 valued at $4,376. Repurchase proceeds are $4,286.)
SHORT-TERM NOTES 1.5%
Oregon State Facilities Authority Revenue Notes, Series 2011
3.000% due 05/01/2012	500	506

Total Short-Term Instruments (Cost $4,790)		4,792

Total Investments 113.6% (Cost $37,662)		$37,849
Other Assets and Liabilities (Net) (13.6%)		(4,532)

Net Assets 100.0%		$33,317

Notes to Schedule of Investments (amounts in thousands):

(a) When-issued security.

(b) Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2011
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$268	$0	$268
Arizona	0	1,767	0	1,767
California	0	7,296	0	7,296
Colorado	0	521	0	521
Connecticut	0	1,000	0	1,000
Delaware	0	467	0	467
District of Columbia	0	107	0	107
Florida	0	259	0	259
Georgia	0	804	0	804
Illinois	0	2,966	0	2,966
Indiana	0	1,092	0	1,092
Iowa	0	930	0	930
Kentucky	0	778	0	778
Louisiana	0	500	0	500
Maine	0	258	0	258
Massachusetts	0	326	0	326
Michigan	0	267	0	267
Minnesota	0	470	0	470
Missouri	0	500	0	500
Nebraska	0	216	0	216
Nevada	0	156	0	156
New Jersey	0	104	0	104
New York	0	6,165	0	6,165
North Carolina	0	536	0	536
Ohio	0	345	0	345
Pennsylvania	0	903	0	903
Puerto Rico	0	266	0	266
Texas	0	2,389	0	2,389
Virginia	0	206	0	206
Washington	0	752	0	752
Wisconsin	0	443	0	443
Short-Term Instruments
Repurchase Agreements	0	4,286	0	4,286
Short-Term Notes	0	506	0	506
	$0	$37,849	$0	$37,849

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into or out of level 1, 2, and 3 during the period ended September 30, 2011.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

1. Fair Value Measurements

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

2. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2011, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	$25	$(3,195)	$(3,170)
PIMCO 1-3 Year U.S. Treasury Index Fund	1,029	(10)	1,019
PIMCO 1-5 Year U.S. TIPS Index Fund	11,866	(1,321)	10,545
PIMCO 3-7 Year U.S. Treasury Index Fund	899	0	899
PIMCO 7-15 U.S. Treasury Index Fund	721	0	721
PIMCO 15+ Year U.S. TIPS Index Fund	31,498	0	31,498
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	15,819	0	15,819
PIMCO Broad U.S. TIPS Index Fund	4,531	0	4,531
PIMCO Broad U.S. Treasury Index Fund	825	(3)	822
PIMCO Build America Bond Strategy Fund	2,460	0	2,460
PIMCO Enhanced Short Maturity Strategy Fund	2,065	(11,899)	(9,834)
PIMCO Intermediate Municipal Bond Strategy Fund	3,836	(116)	3,720
PIMCO Investment Grade Corporate Bond Index Fund	2,146	(1,001)	1,145
PIMCO Short Term Municipal Bond Strategy Fund	207	(20)	187

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 29, 2011

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2011